Lincoln Benefit Life Company
1221 N Street, Suite 200
Lincoln, Nebraska  68508
Direct Dial Number (888) 674-3667
Facsimile (800) 860-5661
E-Mail robyn.wyatt@resolutionlife.com

May 5, 2015

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE:          Lincoln Benefit Life Variable Life Account (“Registrant”)
1933 Act File No. 333-47717
                1940 Act File No. 811-9154

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that:

1)
the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment (“Amendment”) to the above-referenced registration statement; and

2)	Registrant electronically filed the text of the Amendment with the Commission.

Sincerely,

/s/ Robyn Wyatt

Robyn Wyatt
Chief Financial Officer